Public Offering (Details) - USD ($)				9 Months Ended	12 Months Ended
	Jan. 11, 2023	Jan. 11, 2023	Jan. 14, 2021	Sep. 30, 2023	Dec. 31, 2022	Jan. 31, 2023	Dec. 31, 2021
Public Offering (Details) [Line Items]
Number of units sold (in Shares)			30,000,000
Price per unit			$ 10
Public offering expire				5 years	5 years
Redeemable warrants				$ 0.01	$ 0.01
Ordinary shares equals exceeds				$ 10	$ 18
Underwriting discount percentage				2.00%	2.00%
Underwriting unit price (in Dollars)				$ 6,000,000	$ 6,000,000
Deferred underwriting percentage				3.50%	3.50%
Deferred underwriting fees payable (in Dollars)				$ 10,500,000	$ 10,500,000
Shareholders redeemed (in Shares)		26,068,281
Redeemed per share	$ 10.167	$ 10.167
Redemption price per share	$ 10.167
Redeemed value (in Dollars)	$ 265,050,166	$ 265,050,166
Contingent redeemable warrants (in Shares)				4,344,714
Ordinary shares exercise (in Shares)				26,068,281
Carrying amount of warrants (in Dollars)				$ 130,000
Over-Allotments [Member]
Public Offering (Details) [Line Items]
Number of units sold (in Shares)			30,000,000
Purchase of additional units (in Shares)			2,500,000
Class A Ordinary Shares [Member]
Public Offering (Details) [Line Items]
Ordinary share par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable warrants				0.1	0.1
Ordinary shares equals exceeds				18	10
Redeemed per share	$ 10.167	$ 10.167
Shares redeemed (in Shares)	26,068,281
Class A Ordinary Shares [Member] | Minimum [Member]
Public Offering (Details) [Line Items]
Ordinary shares equals exceeds					18
Class A Ordinary Shares [Member] | Public Offering [Member]
Public Offering (Details) [Line Items]
Ordinary share par value					$ 0.0001
Subsequent Event [Member]
Public Offering (Details) [Line Items]
Ordinary share par value	$ 0.0001	$ 0.0001
Shareholders redeemed (in Shares)		26,068,281
Redeemed per share	$ 10.167	$ 10.167
Redeemed value (in Dollars)	$ 265,050,000	$ 265,050,000
Revision of Prior Period, Adjustment [Member] | Class A Ordinary Shares [Member]
Public Offering (Details) [Line Items]
Ordinary shares equals exceeds				$ 18